FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 2,448,646
Convertible debt, carrying amount	2,049,654	¥ 2,004,714
Fair Value, Measurements, Recurring
FAIR VALUE MEASUREMENT
Asset measured at fair value		1,263
Liability measured at fair value	¥ 10,759	¥ 1,074